UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05957

Nuveen Municipal Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Advantage Fund, Inc. (NMA)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 146.2% (100.0% of Total Investments)

	Alabama – 0.3% (0.2% of Total Investments)
$ 1,805	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University	9/25 at 100.00	N/R	$ 1,849,818
	of Mobile Project, Series 2015A, 6.000%, 9/01/45
	Alaska – 0.9% (0.6% of Total Investments)
1,690	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula	8/16 at 100.00	AA– (4)	1,730,154
	Funds, Series 2006, 5.000%, 8/01/17 (Pre-refunded 8/01/16) – FGIC Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
660	4.625%, 6/01/23	4/16 at 100.00	Ba1	660,271
3,595	5.000%, 6/01/46	4/16 at 100.00	B	3,059,884
5,945	Total Alaska			5,450,309
	Arizona – 3.3% (2.3% of Total Investments)
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	7/17 at 100.00	AA–	3,665,727
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	5,117,485
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
10,700	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	11,619,558
	2008A, 5.000%, 7/01/38
19,070	Total Arizona			20,402,770
	California – 23.9% (16.4% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	AA–	1,725,200
	2000B, 0.000%, 8/01/23 – FGIC Insured
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	BBB+	3,747,730
	Lien Series 2004A, 5.450%, 10/01/25 – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,195,114
	2005B, 0.000%, 8/01/28 – AGM Insured
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	2,146,192
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AA–	3,082,825
4,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B	4,510,125
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
610	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	4/16 at 100.00	BBB+	610,214
	County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26
3,840	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	4,506,470
	Series 2013A, 5.000%, 7/01/33
2,000	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/28 –	2/17 at 100.00	AA–	2,076,440
	AMBAC Insured
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	AA–	16,846,720
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,983,040
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	2,956,900
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	AA–	5,660,114
	Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Colton Joint Unified School District, San Bernardino County, California, General Obligation
	Bonds, Series 2006C:
3,800	0.000%, 2/01/33 – FGIC Insured	3/16 at 40.82	AA–	1,552,946
3,795	0.000%, 2/01/37 – FGIC Insured	No Opt. Call	AA–	1,694,695
4,855	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	5,858,286
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,704,491
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA– (4)	2,385,902
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG
	Insured (ETM)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BBB–	2,373,800
	Refunding Series 2013A, 6.000%, 1/15/49
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	AA–	1,246,720
	8/01/32 – FGIC Insured
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA	2,454,436
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,290	4.500%, 6/01/27	6/17 at 100.00	B+	1,293,883
6,080	5.000%, 6/01/33	6/17 at 100.00	B	5,679,389
1,000	5.125%, 6/01/47	6/17 at 100.00	B	894,100
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	2,975,750
	Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,406,575
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,264,650
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	856,335
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,176,756
	2009C, 6.500%, 11/01/39
2,100	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	2,155,692
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
	North Orange County Community College District, California, General Obligation Bonds, Election
	of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa1	6,217,934
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Aa1	3,239,876
5,000	Palmdale Community Redevelopment Agency, California, Single Family Restructured Mortgage	No Opt. Call	Aaa	5,034,500
	Revenue Bonds, Series 1986A, 8.000%, 3/01/16 (ETM)
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	4,804,320
	of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+ (4)	2,173,120
	(Pre-refunded 2/01/18)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	13,048,731
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,897,585
	Tender Option Bond Trust 2015-XF0098, 19.823%, 2/01/33 (IF)
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,676,459
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,369,555
	Series 2015, 0.000%, 8/01/45
3,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	4/16 at 100.00	BB+	2,859,810
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	5.000%, 6/01/37
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa2	1,308,672
	Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
169,775	Total California			147,652,052
	Colorado – 13.3% (9.1% of Total Investments)
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,624,992
	SYNCORA GTY Insured
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	9,553,374
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	3,765,282
	Series 2009A, 5.500%, 7/01/34
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,509,514
	Series 2013A, 5.250%, 1/01/45
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,254,305
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
7,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	8,320,650
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,565,280
	Association, Series 2007, 5.250%, 5/15/42
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,392,721
	5.000%, 11/15/43
2,200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,226,972
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,561,949
3,300	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	3,420,087
4,340	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,496,240
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
2,830	0.000%, 9/01/16 – NPFG Insured	No Opt. Call	AA–	2,814,718
8,845	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	6,551,315
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	4,875,035
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	6,517,476
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	5,628,300
495	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	557,647
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
3,110	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	A–	3,523,195
	Activity Bonds, Series 2010, 6.000%, 1/15/34
92,420	Total Colorado			82,159,052
	Florida – 3.8% (2.6% of Total Investments)
115	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	116,704
	Charter School Income Projects, Series 2015A, 6.125%, 6/15/46
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,162,460
	Series 2014B, 5.000%, 10/01/37
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B, 5.000%, 10/01/46	10/24 at 100.00	AA+	2,679,576
590	South Broward Hospital District, Florida, Hospital Revenue Bonds, Memorial Health System,	5/18 at 100.00	AA–	636,445
	Refunding Series 2008, 5.000%, 5/01/28
14,730	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA	15,354,994
	South Florida, Series 2007, 5.000%, 8/15/42 (UB)
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,790,050
	5.000%, 11/15/33
22,070	Total Florida			23,740,229
	Georgia – 1.0% (0.7% of Total Investments)
1,460	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/35	5/25 at 100.00	AA–	1,734,641
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	4/16 at 100.00	BB–	2,900,377
	Center, Series 2004, 5.000%, 12/01/26
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	1,390,050
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
5,610	Total Georgia			6,025,068
	Illinois – 14.8% (10.1% of Total Investments)
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	1,119,420
	2011A, 5.000%, 12/01/41
2,950	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	4/16 at 100.00	AA–	2,959,706
	Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured
9,855	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	5,193,684
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
2,520	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	1,405,732
5,460	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	2,423,257
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,203,851
	5.250%, 12/01/40
1,655	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A	1,965,031
	Refunding Series 2013B, 5.000%, 1/01/26
17,310	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/37 –	No Opt. Call	AA–	5,943,735
	FGIC Insured
3,965	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	4/16 at 100.00	AA	3,969,282
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,643,647
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA+	1,719,450
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,148,880
	8/15/47 – AGC Insured (UB)
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	3,022,375
	2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)
8,395	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA+ (4)	9,453,358
	2015-XF0248, 9.282%, 7/01/46 (Pre-refunded 7/01/17) (IF) (5)
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,394,880
	Centers, Series 2008A, 6.000%, 8/15/23
7,565	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/21	No Opt. Call	A–	8,578,483
3,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA (4)	3,059,760
	5.000%, 1/01/20 (Pre-refunded 7/01/16) – AGM Insured
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	1,165,051
	General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured
11,555	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	BBB+	1,897,793
	Series 2015A, 0.000%, 12/15/52
7,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,368,369
	Project, Refunding Series 1996A, 0.000%, 6/15/24 – NPFG Insured
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	1,003,077
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
3,720	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	1,180,319
	Project, Series 2002A, 0.000%, 6/15/41 – NPFG Insured
2,525	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,924,430
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
2,410	Springfield, Illinois, Electric Revenue Bonds, Series 2006, 5.000%, 3/01/26 (Pre-refunded 3/01/16) –	3/16 at 100.00	AA– (4)	2,420,218
	NPFG Insured
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A1	9,045,723
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
123,460	Total Illinois			91,209,511
	Indiana – 6.6% (4.5% of Total Investments)
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	3,714,920
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
6,000	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc. Obligated	11/25 at 100.00	AA	5,957,820
	Group, Series 2016A, 4.000%, 11/01/51 (WI/DD, Settling 2/04/16)
4,465	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	AA	4,992,495
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,011,928
	2012A, 5.000%, 5/01/42
2,460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	2,657,538
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,730	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	7,576,701
	5.250%, 12/01/38
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+	3,603,490
	Health, Series 2006B-5, 5.000%, 11/15/36
1,180	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	1,225,288
	Indiana, Series 2007, 5.500%, 3/01/37
1,255	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,323,034
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	7,791,200
	AMBAC Insured
1,005	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	No Opt. Call	N/R	48,552
	1999, 5.450%, 2/15/14
42,795	Total Indiana			40,902,966
	Iowa – 2.2% (1.5% of Total Investments)
7,055	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	7,426,940
	Project, Series 2013, 5.500%, 12/01/22
6,425	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	4/16 at 100.00	B+	6,242,273
	5.375%, 6/01/38
250	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	250,298
	5.600%, 6/01/34
13,730	Total Iowa			13,919,511
	Kansas – 0.5% (0.3% of Total Investments)
2,755	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	2,781,090
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
450	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	337,919
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
3,205	Total Kansas			3,119,009
	Kentucky – 1.6% (1.1% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,944,739
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	A+	1,645,575
	System Obligated Group, Series 2009A, 5.375%, 8/15/24
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,089,550
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
8,515	Total Kentucky			9,679,864
	Louisiana – 6.0% (4.1% of Total Investments)
6,525	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	6,820,974
	Series 2007A, 5.500%, 5/15/47
2,475	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	2,632,905
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
28	Louisiana State, Gasoline and Fuel Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.434%,	5/16 at 100.00	AA (4)	29,562
	5/01/34 (Pre-refunded 5/01/16) – FGIC Insured (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
6,975	5.000%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	Aa1 (4)	7,059,607
20,690	4.500%, 5/01/41 (Pre-refunded 5/01/16) – FGIC Insured (UB)	5/16 at 100.00	Aa1 (4)	20,914,487
36,693	Total Louisiana			37,457,535
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,197,693
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 3.7% (2.6% of Total Investments)
3,550	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	AAA	3,917,816
1,450	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	7/18 at 100.00	N/R (4)	1,607,992
	(Pre-refunded 7/01/18)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	9,971,985
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/32
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	661,782
	Series 2008E-1 &2, 5.125%, 7/01/33
1,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	3/16 at 100.00	BBB+ (4)	1,757,963
	Healthcare, Series 1998A, 5.000%, 7/01/28 (Pre-refunded 3/03/16) – AMBAC Insured
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,577,426
	University Issue, Series 2009A, 5.750%, 7/01/39
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,649,588
	2013A, 5.000%, 5/15/43
20,775	Total Massachusetts			23,144,552
	Michigan – 4.5% (3.1% of Total Investments)
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,793,170
	7/01/29 – FGIC Insured
2,835	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,069,143
	7/01/36 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,723,650
	7/01/31 – BHAC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	4,039,080
	5.000%, 7/01/32 – AGM Insured
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA	2,838,175
	5.000%, 10/15/23 – AGC Insured
3,595	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa2	1,776,146
	NPFG Insured
2,655	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30	10/16 at 50.02	Aa2 (4)	1,323,279
	(Pre-refunded 10/15/16) – NPFG Insured
6,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	6,873,540
	Series 2015-I, 5.000%, 10/15/45
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	1,562,561
	Series 2008A, 6.875%, 6/01/42
28,610	Total Michigan			27,998,744
	Minnesota – 0.2% (0.1% of Total Investments)
1,145	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/17 at 100.00	AA–	1,190,605
	Subordinate Lien, Refunding Series 2007B, 5.000%, 1/01/24 – NPFG Insured
	Missouri – 2.9% (2.0% of Total Investments)
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	7,877,081
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	7,734,157
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/17 at 100.00	AA+ (4)	2,084,700
	Bonds, Series 2007A, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – AMBAC Insured
20,935	Total Missouri			17,695,938
	Nebraska – 0.2% (0.1% of Total Investments)
935	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,053,399
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/48
	Nevada – 5.0% (3.4% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,431,646
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,490,550
	Tender Option Bond Trust 2633, 19.408%, 7/01/31 – BHAC Insured (IF) (5)
3,395	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/19 at 100.00	AA+	3,803,996
	2009D, 5.000%, 6/01/27
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,999,750
27,145	Total Nevada			30,725,942
	New Hampshire – 0.3% (0.2% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,670,340
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.2% (2.2% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,214,697
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
2,500	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	4/16 at 100.00	AA–	2,529,325
	2004A, 5.250%, 7/01/33 – NPFG Insured
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	7,947,900
	2006C, 0.000%, 12/15/30 – FGIC Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	A–	2,091,880
	5.000%, 6/15/42
3,645	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA,	6/23 at 100.00	A–	3,821,126
	5.000%, 6/15/44
2,085	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	2,201,510
	5.000%, 6/15/45
26,330	Total New Jersey			19,806,438
	New York – 6.4% (4.4% of Total Investments)
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,287,860
	2011A, 5.250%, 2/15/47
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	3,035,725
	Series 2012F, 5.000%, 11/15/26
245	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	252,769
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
1,685	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,770,497
	Series 2007B, 4.750%, 11/01/27
3,315	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	3,488,739
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,801,150
	Fiscal 2013 Series I, 5.000%, 5/01/38
10,945	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	11,665,509
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	4/16 at 100.00	BBB	6,096,841
1,760	6.000%, 12/01/36	12/20 at 100.00	BBB	2,065,342
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,901,725
	Series 2015A, 5.000%, 11/15/50
36,015	Total New York			39,366,157
	North Carolina – 1.4% (0.9% of Total Investments)
3,500	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	3,904,110
	Health System, Series 2009A, 5.000%, 6/01/42
2,380	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health	11/16 at 100.00	AA+	2,452,947
	Inc., Series 2006, 5.000%, 11/01/39 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,113,256
	5.750%, 1/01/39 – AGC Insured
7,780	Total North Carolina			8,470,313
	North Dakota – 0.7% (0.5% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,822,800
	6.000%, 11/01/28
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	7/16 at 100.00	BBB–	2,385,391
	5.125%, 7/01/25
3,850	Total North Dakota			4,208,191
	Ohio – 7.8% (5.3% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,275,151
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	639,863
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
6,860	5.875%, 6/01/30	6/17 at 100.00	B–	6,187,308
9,280	5.750%, 6/01/34	6/17 at 100.00	B–	8,225,699
3,920	6.000%, 6/01/42	6/17 at 100.00	B	3,515,652
6,080	5.875%, 6/01/47	6/17 at 100.00	B	5,386,029
6,625	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	6,164,298
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
7,050	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	7,879,926
	Project, Series 2009E, 5.625%, 10/01/19
49,815	Total Ohio			48,273,926
	Oklahoma – 2.9% (2.0% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,179,830
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,863,270
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
12,185	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	12,621,345
	5.000%, 2/15/42
415	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	434,509
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	2,019,580
	1/01/47 – FGIC Insured
17,275	Total Oklahoma			18,118,534
	Oregon – 0.5% (0.4% of Total Investments)
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 5.000%,	10/17 at 100.00	A	3,166,170
	10/01/36
	Pennsylvania – 2.6% (1.8% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	5,611,700
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	178,702
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
1,090	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	1,193,942
	12/01/43 – AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,513,440
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
1,750	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	2,027,795
	Bonds, Series 2010A, 5.500%, 12/01/34
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	5,851,890
	Revenue, Series 2011B, 5.000%, 12/01/34
14,640	Total Pennsylvania			16,377,469
	Puerto Rico – 0.7% (0.5% of Total Investments)
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	211,487
	7/01/29 – AMBAC Insured
3,975	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	4,070,996
	NPFG Insured
4,190	Total Puerto Rico			4,282,483
	Rhode Island – 0.0% (0.0% of Total Investments)
330	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	4/16 at 100.00	AA–	331,525
	Lifespan Obligated Group, Series 1996, 5.500%, 5/15/16 – NPFG Insured
	South Carolina – 1.9% (1.3% of Total Investments)
1,220	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA–	1,050,335
	0.000%, 1/01/23 – FGIC Insured
3,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	3,338,010
	Improvement Series 2015A, 5.000%, 12/01/50
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	3,983,235
	5.500%, 12/01/54
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	3,256,671
10,575	Total South Carolina			11,628,251
	South Dakota – 1.2% (0.8% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+ (4)	3,108,182
	Series 2007, 5.000%, 11/01/40 (Pre-refunded 5/01/17)
3,695	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	4,179,599
	Series 2014B, 5.000%, 11/01/44
6,640	Total South Dakota			7,287,781
	Tennessee – 0.2% (0.1% of Total Investments)
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	1,072,670
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
	Texas – 16.7% (11.4% of Total Investments)
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,781,922
	Series 2008, 5.000%, 2/15/38
3,340	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage	12/25 at 100.00	BB	3,545,043
	Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/40
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A1	6,447,000
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,304,340
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
360	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	369,018
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
635	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	650,183
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	1,149,140
	6.000%, 1/01/41
440	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	497,099
	5.000%, 1/01/45
4,250	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006,	8/16 at 60.73	Aaa	2,574,523
	0.000%, 8/15/26 (Pre-refunded 8/15/16)
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	11,423,100
	Series 2013B, 5.250%, 10/01/51
1,895	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,974,457
	Methodist Hospital System, Series 2015, 4.000%, 12/01/45
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	5,214,000
	NPFG Insured
2,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	2,370,800
	2014A, 5.000%, 11/15/29
360	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	BBB+	403,956
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/35
6,080	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Series 2006,	8/16 at 100.00	AAA	6,225,677
	5.000%, 8/01/29 (Pre-refunded 8/01/16)
2,725	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	3,246,674
	Bonds, Refunding Series 2015A, 5.000%, 8/15/38
535	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	143,064
	Bonds, Series 2008, 0.000%, 8/15/39
12,975	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	N/R (4)	3,498,709
	Bonds, Series 2008, 0.000%, 8/15/39 (Pre-refunded 8/15/17)
1,750	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds,	No Opt. Call	Aaa	1,746,360
	Refunding Series 1996, 0.000%, 8/15/16
1,020	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	1,045,102
	Series 2007, 5.000%, 8/15/34
	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,
	Series 2007:
1,485	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,523,209
1,015	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,041,116
2,295	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water	1/26 at 102.00	N/R	2,321,461
	Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation
	Series 2008I:
2,555	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	3,265,367
7,000	6.500%, 1/01/43	1/25 at 100.00	A1	8,981,070
4,880	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/25 at 100.00	A1	5,610,097
	5.000%, 1/01/45
2,205	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	2,572,331
	5.000%, 1/01/34
8,235	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	9,410,793
	2012, 5.000%, 12/15/29
2,500	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	2,757,575
	Refunding Series 2012A, 5.000%, 8/15/41
1,875	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	2,121,056
	Refunding Series 2015C, 5.000%, 8/15/37
3,600	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	2,778,516
	2002A, 0.000%, 8/15/25 – AMBAC Insured
105,565	Total Texas			102,992,758
	Utah – 0.5% (0.4% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,287,040
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	1,671,053
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.3% (0.9% of Total Investments)
1,200	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A2	1,373,736
	System Obligated Group, Series 2013, 5.000%, 11/01/30
2,856	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,359,258
	Series 2007B2, 5.200%, 6/01/46
3,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,244,759
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
7,866	Total Virginia			7,977,753
	Washington – 1.9% (1.3% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/16 at 100.00	AAA	1,316,587
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
4,265	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station – Nuclear	7/16 at 100.00	N/R (4)	4,349,234
	Project 2, Series 2006C, 5.000%, 7/01/23 (Pre-refunded 7/01/16)
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/17 at 100.00	AA (4)	2,588,823
	Development, Series 2006B, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – NPFG Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,337,440
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,177,406
	12/01/24 – NPFG Insured
11,420	Total Washington			11,769,490
	West Virginia – 0.2% (0.1% of Total Investments)
1,250	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	1,252,813
	Economic Development, Series 2006B, 5.625%, 3/01/36
	Wisconsin – 0.6% (0.4% of Total Investments)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA– (4)	3,510,750
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)
$ 962,209	Total Municipal Bonds (cost $816,641,007)			903,096,472

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 227	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 6,822
60	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/55	N/R	1,814
$ 287	Total Corporate Bonds ($25,810)				8,636
	Total Long-Term Investments (cost $816,666,817)				903,105,108
	Floating Rate Obligations – (3.9)%				(23,903,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.5)% (8)				(268,800,000)
	Other Assets Less Liabilities – 1.2%				7,264,477
	Net Assets Applicable to Common Shares – 100%				$ 617,666,252

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$903,096,472	$ —	$903,096,472
Corporate Bonds	—	—	8,636	8,636
Total	$ —	$903,096,472	$8,636	$903,105,108

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $794,754,191.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$90,654,651
Depreciation	(6,207,503)
Net unrealized appreciation (depreciation) of investments	$84,447,148

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Advantage Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016